State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

September 1, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention:     Office of Filings, Information & Consumer Services

RE:	Munder Series Trust II (the “Registrant”) File Nos. 333-15205, 811-07897

Post-Effective Amendment No. 19

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of complying with new disclosure requirements and updating certain disclosure included in the Registrant’s offering documents.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3909.

Very truly yours,

/s/ Ryan M. Louvar

Vice President

Enclosures

cc:	A. Eisenbeis

M. West